Statements of Net Assets Available for Benefits - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments - at fair value:
Total investments	$ 2,314,717,802	$ 1,995,108,955
Notes receivable from participants	39,753,654	37,863,856
Net Assets Available for Benefits	2,354,471,456	2,032,972,811
Common collective trusts
Investments - at fair value:
Total investments	1,861,797,911	1,344,531,873
Mutual funds
Investments - at fair value:
Total investments	142,728,000	349,785,674
NiSource Stock Fund
Investments - at fair value:
Total investments	240,386,845	223,369,418
Money market fund
Investments - at fair value:
Total investments	$ 69,805,046	$ 77,421,990